Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 25, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 20, 2018
Accounts receivable, allowances	$ 6,492		$ 7,274	$ 7,611
Class A Common Stock
Common Stock, par value	$ 0.01		$ 0.01	$ 0.01
Common stock shares authorized (up to) (in shares)	100,000,000	100,000,000	320,000,000	320,000,000	320,000,000
Common Stock, shares issued	11,601,757		11,601,757	11,601,757
Class B Common Stock
Common Stock, par value	$ 0.01		$ 0.01	$ 0.01
Common stock shares authorized (up to) (in shares)	1,800,000,000	1,800,000,000	600,000,000	600,000,000	600,000,000
Common Stock, shares issued	250,625,279		243,241,192	238,681,756